Schedule of subsidiary (Details) - CAD ($)	12 Months Ended
	May 31, 2019	May 31, 2018
Disclosure of associates [line items]
Current assets	$ 5,272,236	$ 5,197,778
Non-current assets	58,451,816	19,443,836
Total assets	63,724,052	24,641,614
Total liabilities	(4,554,658)	(9,385,973)
Revenue from stream interest	7,852,661	7,368,331
Depletion	(2,415,942)	(3,689,838)
Net income and comprehensive income for the year	(2,180,670)	(2,292,075)
Silverback Ltd. ("Silverback")
Disclosure of associates [line items]
Current assets	545,114	516,810
Non-current assets	4,374,903	5,473,564
Total assets	4,920,017	5,990,373
Total liabilities	(216,535)	(103,242)
Revenue from stream interest	2,092,308	2,509,082
Depletion	(1,365,079)	(1,282,191)
Net income and comprehensive income for the year	$ 618,953	$ 1,125,187